Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Key Management [Abstract]
Schedule of compensation received by key management of the group explanatory
The key management of the Group, defined as the Senior Leadership Team, received compensation as follows:

€million	2025	2024	2023
Remuneration including bonuses and other benefits*	9	8	10
Share-based compensation plans	2	2	1

Total	11	10	11

*	2025 remuneration of SLT members include d EUR 3 million (2024: nil, 2023: EUR 2 million) of contractual severance payment s